Acquisitions - Saltwater Water Solutions Facilities (Details) $ in Thousands				3 Months Ended								12 Months Ended
	May 14, 2019 USD ($) facility	Apr. 10, 2019 USD ($) facility	Apr. 03, 2019 USD ($) facility	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($) facility	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition
Number of saltwater facilities acquired | facility		1
Number of saltwater wells acquired | facility	35	3	2
Total consideration to acquire businesses	$ 892,500	$ 53,000	$ 13,000
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill				$ 1,113,149				$ 1,173,223				$ 1,113,149	$ 1,173,223	$ 1,289,905
Revenues				3,849,121	$ 4,596,452	$ 5,115,975	$ 4,259,072	$ 3,267,961	$ 2,909,999	$ 2,239,732	$ 1,953,080	17,820,620	10,370,772	7,477,522
Operating income												$ 76,729	$ 163,832	$ 228,535
Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Number of saltwater facilities acquired | facility												6
Number of saltwater wells acquired | facility												15
Saltwater Facility | Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Total consideration to acquire businesses												$ 116,100
Saltwater Facility | Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Fair Value of Assets Acquired and Liabilities Assumed
Property, plant and equipment				36,590								36,590
Goodwill				50,619								50,619
Intangible assets				29,287								29,287
Current liabilities				(10)								(10)
Other noncurrent liabilities				(410)								(410)
Fair value of net assets acquired				$ 116,076								116,076
Revenues												12,600
Operating income												4,900
General and administrative expense												$ 200
Saltwater Facility
Fair Value of Assets Acquired and Liabilities Assumed
Number of wells acquired | facility												7
Payments to acquire assets												$ 35,200